ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Operations and Cash Flows Results of Variable Interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Organization Consolidation And Presentation Of Financial Statements
Revenues	¥ 8,180,107	$ 1,186,004	¥ 9,060,784	¥ 6,577,307
Net loss	(2,658,184)	(385,400)	(1,588,712)	(962,259)
Net cash used in operating activities	188,974	27,398	(708,869)	(290,433)
Net cash used in investing activities	(32,865)	(4,765)	(421,623)	(4,314,003)
Net cash generated from financing activities	(1,152,146)	(167,045)	2,212,487	6,124,153
Variable Interest Entity, Primary Beneficiary [Member]
Organization Consolidation And Presentation Of Financial Statements
Revenues	5,571,837	807,840	7,972,143	6,377,158
Net loss	(2,211,057)	(320,573)	(1,556,904)	(922,908)
Net cash used in operating activities	(144,977)	(21,020)	(958,748)	(833,479)
Net cash used in investing activities	(1,167,374)	(169,253)	(843,586)	(1,471,637)
Net cash generated from financing activities	¥ 567,592	$ 82,293	¥ 2,612,563	¥ 2,802,088